Warrant Liability - Schedule of Fair Value of the Warrant Liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Warrant Liability [Abstract]
Balance
Initial recognition	16,388
Exercise into ordinary shares	(11,100)
Changes in fair value	(5,218)	$ 211
Balance	$ 70